Financial Assets and Financial Liabilities - Summary Of Reconciliation Of Movements Of Liabilities To Cash Flows (Detail) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 197,840
Proceeds from loans	8,878
Principal paid on lease liabilities	(2,153)
Interest paid on lease liabilities	(798)
Total changes from financing cash flows	5,927
The effect of changes in foreign exchange rates	134
Change in fair value of derivative warrant liabilities	7,234
Disposal of leases	(3,778)
Government loan receivable	(72)
Transfer from Trade payables	12,901
Restructuring process costs	(8,905)
Interest and bank fees expenses	14,516
Total liability-related other changes	21,896
Ending Balance	225,797
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	164,666
Proceeds from loans	8,878
Total changes from financing cash flows	8,878
The effect of changes in foreign exchange rates	65
Government loan receivable	(72)
Transfer from Trade payables	12,901
Restructuring process costs	(8,905)
Interest and bank fees expenses	13,718
Total liability-related other changes	17,642
Ending Balance	191,251
Derivative warrant liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	70
The effect of changes in foreign exchange rates	1
Change in fair value of derivative warrant liabilities	7,234
Total liability-related other changes	7,234
Ending Balance	7,305
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	33,104
Principal paid on lease liabilities	(2,153)
Interest paid on lease liabilities	(798)
Total changes from financing cash flows	(2,951)
The effect of changes in foreign exchange rates	68
Disposal of leases	(3,778)
Interest and bank fees expenses	798
Total liability-related other changes	(2,980)
Ending Balance	€ 27,241